PROPERTY AND EQUIPMENT, NET - Summary of property and equipment, net (Detail) ¥ in Thousands, $ in Thousands	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment, net	¥ 38,940	$ 6,043	¥ 358,022
Less: Accumulated depreciation	(24,726)		(118,133)
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment, cost	40,167		40,167
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, cost			230,473
Property and equipment, net			449,637
Less: Accumulated depreciation			(146,402)
Office furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, cost			108,914
Property and equipment, net			212,483
Less: Accumulated depreciation			(49,861)
Vehicle
Property, Plant and Equipment [Line Items]
Property and equipment, cost	3,043		3,043
Office furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, cost	¥ 20,456		20,504
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, net			¥ 73,054